Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	May 31, 2016	Aug. 31, 2016	Nov. 30, 2016	Feb. 28, 2017	May 31, 2017	Aug. 31, 2017	Nov. 30, 2017	Feb. 28, 2018	May 31, 2018	Aug. 31, 2018	Nov. 30, 2018	Feb. 28, 2019	May 31, 2019	Aug. 31, 2019	Nov. 30, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000057839
Account Value [Line Items]
Accumulated Value	$ 1,000,000	$ 1,017,144	$ 1,029,387	$ 1,047,814	$ 1,057,181	$ 1,063,344	$ 1,074,630	$ 1,087,707	$ 1,095,101	$ 1,108,744	$ 1,107,188	$ 1,123,964	$ 1,138,600	$ 1,152,283	$ 1,163,900	$ 1,164,321	$ 1,129,156	$ 1,164,068	$ 1,190,029	$ 1,222,254	$ 1,236,000	$ 1,245,630	$ 1,252,947	$ 1,259,714	$ 1,229,523	$ 1,246,258	$ 1,248,786	$ 1,290,904	$ 1,300,777	$ 1,360,585	$ 1,388,442	$ 1,433,160	$ 1,466,917	$ 1,495,759	$ 1,531,848	$ 1,553,730	$ 1,575,512	$ 1,608,085	$ 1,629,515	$ 1,627,192	$ 1,666,865
C000092115
Account Value [Line Items]
Accumulated Value	10,000	10,168	10,287	10,467	10,558	10,617	10,737	10,854	10,935	11,056	11,037	11,201	11,344	11,476	11,600	11,589	11,235	11,592	11,846	12,163	12,283	12,374	12,456	12,507	12,217	12,366	12,387	12,800	12,894	13,484	13,755	14,194	14,524	14,821	15,174	15,370	15,580	15,897	16,121	16,075	16,480
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	1,000,000	1,023,232	990,807	1,000,833	1,015,786	1,028,272	1,022,653	1,005,888	1,011,981	1,017,482	1,008,928	1,037,772	1,076,751	1,120,984	1,117,803	1,159,012	1,178,133	1,193,551	1,199,222	1,175,048	1,173,363	1,192,544	1,185,390	1,143,977	1,076,889	1,055,212	1,033,191	1,032,761	1,053,813	1,042,620	1,045,380	1,067,123	1,067,571	1,118,697	1,117,251	1,129,104	1,125,849	1,153,782	1,180,948	1,199,792	1,183,642
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,232	9,908	10,008	10,158	10,283	10,227	10,059	10,120	10,175	10,089	10,378	10,768	11,210	11,178	11,590	11,781	11,936	11,992	11,750	11,734	11,925	11,854	11,440	10,769	10,552	10,332	10,328	10,538	10,426	10,454	10,671	10,676	11,187	11,173	11,291	11,258	11,538	11,809	11,998	11,836
Morningstar LSTA Performing Loan Index
Account Value [Line Items]
Accumulated Value	1,000,000	1,021,986	1,041,979	1,066,532	1,076,017	1,082,846	1,095,532	1,113,435	1,123,350	1,138,256	1,135,786	1,152,972	1,167,703	1,175,688	1,182,300	1,193,927	1,132,916	1,188,390	1,227,459	1,268,192	1,282,681	1,293,851	1,303,965	1,310,565	1,279,844	1,297,975	1,296,829	1,346,171	1,357,079	1,424,196	1,456,086	1,505,440	1,542,667	1,568,774	1,607,573	1,629,653	1,648,700	1,684,442	1,702,173	1,692,946	1,733,504
Morningstar LSTA Performing Loan Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,220	$ 10,420	$ 10,665	$ 10,760	$ 10,828	$ 10,955	$ 11,134	$ 11,234	$ 11,383	$ 11,358	$ 11,530	$ 11,677	$ 11,757	$ 11,823	$ 11,939	$ 11,329	$ 11,884	$ 12,275	$ 12,682	$ 12,827	$ 12,939	$ 13,040	$ 13,106	$ 12,798	$ 12,980	$ 12,968	$ 13,462	$ 13,571	$ 14,242	$ 14,561	$ 15,054	$ 15,427	$ 15,688	$ 16,076	$ 16,297	$ 16,487	$ 16,844	$ 17,022	$ 16,929	$ 17,335